Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share
Profit for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 14,713	$ 19,518	$ 13,273	$ 11,343
Weighted average number of ordinary shares for basic earnings per share	18,113,102	19,731,460	18,295,642	19,731,460
Weighted average number of ordinary shares for diluted earnings per share	18,270,461	19,731,460	18,453,001	19,731,460
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 0.81	$ 0.99	$ 0.73	$ 0.57
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 0.81	$ 0.99	$ 0.72	$ 0.57
Number of deferred exchange shares	2,000,000		2,000,000